SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Schedule of assumptions used to estimate the fair value of the stock-based awards granted to employees and directors
	Year ended December 31
	2014	2015	2016

Risk-free interest rate	0.10% - 1.72%	0.17% - 1.76%	0.46% - 1.73%
Expected volatility	44.44% - 51.62%	43.49% - 50.31%	49.49% - 53.54%
Early exercise factor	100% - 256%	160% - 210%	150% - 200%
Forfeiture rate post vesting	0% - 15%	0% - 18%	5% - 20%
Dividend yield	0%	0%	0%

Pro forma discontinued operations results
	Year ended December 31,
	2014	2015	2016*

Costs and expenses	7,719	7,444	5,192
Impairment of intangible assets and goodwill	-	19,555	-
Gain on disposal of the discontinued operations	-	-	(1,750)
Loss before taxes on income	(7,719)	(26,999)	(3,442)
Taxes on income	1,235	-	795
Total net loss on discontinued operations	$(6,484)	$(26,999)	$(2,647)